Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 04, 2011	Dec. 31, 2012 USD ($) employee lawsuit item	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Other Employees [Member] USD ($) employee
Number of premises operating leases		2	2
Term of leases of motor vehicles		3 years	3 years
Operating leases expense		$ 1,183		$ 1,519	$ 1,330
Indemnification agreement limit		2,000
Indemnification agreement limit as a percentage of shareholders' equity		25.00%	25.00%
Period following settlement during which Public Council may not take action against Parent	1 year
Payment of settlement		22	75
Number of lawsuits		3	3
Number of current employees filing lawsuits		1	1			4
Number of former employees filing lawsuits		2	2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 330				$ 150